Shareholder Report, Average Annual Return (Details)	9 Months Ended
Jul. 31, 2024
C000244815 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.30%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.87%